Derivative Financial Instruments (Notes)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 810-10-05-4 of the FASB Accounting Standards Codification and paragraph 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the Statement of Operations as other income or expense. Upon registration, conversion or exercise, as applicable, of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months after the balance sheet date.

Warrant Liability
2014 Activity:
On February 21, 2014, the Company issued five-year warrants to purchase 17,142,864 shares of the Company's common stock at an exercise price of $0.35 per share and five-year warrants to purchase 17,142,864 shares of the Company's common stock at an exercise price of $0.50 per share pursuant to the terms of the Securities Purchase Agreements entered into in connection with its 2014 Private Placement (see Note 8 for further details). As part of the transaction, the Company also issued a five-year warrant to purchase up to 750,511 shares of the Company's common stock at an exercise price of $0.35 per share and a five-year warrant to purchase up to 750,511 shares of the Company' common stock at an exercise price of $0.50 per share to the placement agent.
The Company determined that these warrants require classification as a liability due to certain registration rights and listing requirements that required the Company to file a registration statement with the SEC for purposes of registering the resale of the shares underlying these warrants. The warrants also require classification as a liability due to provisions for potential exercise price adjustments. The Company determined that the fair value of these warrants on their issuance date on February 21, 2014 was $12,382,216. The fair value and outstanding derivative warrant liability related to these warrant shares as of December 31, 2014 was $3,202,915. The Company filed a registration statement on Form S-1 related to these shares on April 7, 2014, which was declared effective by the SEC on May 14, 2014. Although the warrants are currently registered, they still require liability classification due to the provisions for potential exercise price adjustments.

2013 Activity:
In February 2013, pursuant to a private transaction with a warrant holder, the Company redeemed a warrant to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemption was treated as an exchange wherein the difference between the fair value of the newly issued common stock and the carrying value of the warrant received in the exchange was recognized as a loss on exchange of warrants in the amount of $732 during the twelve months ended December 31, 2013.

On May 4, 2012, the Company issued an unsecured 30-day promissory note to two of its existing shareholders in the principal amount of $75,000 (See Note 5). On August 15, 2013, the Company satisfied all of its remaining obligations under this note when the noteholders converted the $75,000 in principal, plus $12,366 of accrued interest, into 349,464 shares of common stock and a like number of warrants on the same terms and conditions as other investors in its 2013 Private Placement discussed in Note 8. Since there was no conversion provision in effect on the note at the time, the conversion was treated as an exchange wherein the difference between the fair value of the newly issued common stock and the carrying value of the note received in the exchange was recognized as a loss on exchange of debt in the amount of $93,482 during the twelve months ended December 31, 2013.

From August 15, 2013 through September 23, 2013, the Company issued five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.25 per share and five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.50 per share pursuant to the terms of the Securities Purchase Agreements entered into in connection with its 2013 Private Placement (see Note 8 for further details). The Company determined that these warrants require classification as a liability due to certain registration rights in the agreements that required the Company to file a registration statement with the SEC for purposes of registering the resale of the shares underlying these warrants. The Company determined that the fair value of these warrants on their issuance date was $2,344,899. The Company filed a registration statement on Form S-1 on October 16, 2013, which was declared effective by the SEC on November 8, 2013 for the registration of 174,732 of these warrant shares. The Company filed a registration statement on Form S-1 related to the remaining warrant shares on July 17, 2014, which was declared effective by the SEC on July 29, 2014. The fair value and outstanding derivative warrant liability related to these warrant shares as of July 29, 2014 was $3,166,482. As a result of the registration, the warrants no longer require liability classification and the fair value was reclassified to equity in July 2014.

2012 Activity:
The Company determined that 110,000 warrant shares issued in its September 2012 public offering still require classification as a liability due to certain registration rights and listing requirements in the agreements. The fair value and outstanding derivative warrant liability related to these warrant shares as of December 31, 2014 was $550.

2011 Activity:
The Company determined that 13,554 warrant shares remaining from its May 2011 Offering and 250 warrant shares issued in July 2011 for a customer list acquisition still require classification as a liability due to certain registration rights and listing requirements in the agreements. The fair value and outstanding derivative warrant liability related to these warrant shares as of December 31, 2014 was $0.

During the twelve months ended December 31, 2014 and 2013, the Company recorded a gain of $7,845,214 and of $514,704, respectively, due to the change in the fair value of its warrant liability.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the twelve months ended December 31, 2014 and 2013:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2012	128,350	$2,750
Issuance of warrants to investors in 2013 Private Placement	14,236,472	2,344,899
Exchange of warrants for common stock	(4,546)	—
Change in fair value of derivatives	—	(514,704)
Balance, December 31, 2013	14,360,276	$1,832,945
Issuance of warrants to investors in 2014 Private Placement	35,786,750	12,382,216
Reclassification of fair value of 2013 Private Placement warrants to equity	(14,236,472)	(3,166,482)
Change in fair value of derivatives	—	(7,845,214)
Balance, December 31, 2014	35,910,554	$3,203,465

The Company's warrants were valued on the applicable dates using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of August 15, 2013 - September 23, 2013, December 31, 2013, February 21, 2014, July 29, 2014 and December 31, 2014 are as follows:

Binomial Assumptions	August 15, 2013 - September 23, 2013	December 31, 2013	February 21, 2014	July 29, 2014	December 31, 2014
Fair market value of asset (1)	$0.28-$0.37	$0.30	$0.58	$0.45	$0.28
Exercise price	$0.25-$0.50	$0.25-$1.25	$0.35-$0.50	$0.25-$0.50	$0.35-$1.25
Term (2)	5.0 years	3.7 - 4.7 years	5.0 years	4.1 - 4.2 years	2.7 - 4.2 years
Implied expected life (3)	5.0 years	3.7 - 4.7 years	5.0 years	4.1 - 4.2 years	2.7 - 4.2 years
Volatility range of inputs (4)	48.46%--81.72%	40.63%--78.73%	60%	40%--76%	42%--71%
Equivalent volatility (3)	56.57%--57.55%	55%--56%	60%	53%	48%--54%
Risk-free interest rate range of inputs (5)	0.04%--1.72%	0.38%--1.75%	1.56%	1.35%	1.10%--1.38%
Equivalent risk-free interest rate (3)	0.56%--0.69%	0.78%--1.75%	1.56%	1.35%	1.10%--1.38%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.
(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
(5)  The risk-free rates used for inputs represent the yields on zero coupon U.S. Government Securities with periods to maturity consistent with the intervals described in (2), above.
Convertible Notes-Carried At Fair value
$750,000 Notes Payable:
In conjunction with the loan extension and conversion agreement with Brian W. Brady discussed in Note 5, since the modification added a substantial conversion feature, the debt instruments were considered “substantially” different after the modification and extinguishment accounting was applicable. As a result, the fair value of the additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share and the additional 1,687,500 shares of restricted stock were considered in the determination of the amount of loss on debt extinguishment. However, since Mr. Brady is a board member and significant shareholder, the transaction is considered to be with a related party and thus, the extinguishment is in essence a capital transaction. As such, the difference between the carrying amount of the original notes of $755,227 and the fair value of the modified notes as well as the fair value of the 1,000,000 warrants issued on May 31, 2013 and the 3,187,500 warrants and 1,687,500 restricted stock shares to be issued in the future of $1,526,202, or $770,975, was included in additional paid-in capital as of December 31, 2013 as the transaction was deemed capital in nature. The common stock equivalent value was based on the calculated indexed shares, the fair value of the common stock on the valuation date, and the fair value of the warrants using a binomial lattice model.

The Company concluded that since the modification resulted in the addition of a conversion feature, the notes no longer met the definition of being indexed to the Company's own stock as provided in ASC 815 Derivatives and Hedging. Accordingly, the modification of these loans on May 31, 2013 resulted in a change that required either bifurcation of the embedded conversion feature or the Company could choose to record the entire fair value of the convertible notes at fair value. According to the terms of the modification, the convertible notes are required to be converted on the date the Company finalizes a future contemplated financing.  Rather than choosing to value the notes based on the present value of their cash flows, it was assumed a market participant would likely consider the common stock equivalent value to be more indicative of the fair value of the notes since they will be converted and not paid in cash.  Therefore, management chose to record the promissory notes  at their fair value using a common stock equivalent approach, with changes in fair value being reported as “Change in the fair value of derivatives and notes payable carried at fair value, net” in the accompanying consolidated statements of operations. On August 15, 2013, Mr. Brady converted the total principal and accrued interest on the above notes into shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement discussed in Note 8. The $750,000 convertible notes payable was valued at $820,202 on May 31, 2013 and $1,586,109 on the note conversion date of August 15, 2013. This change in fair value resulted in an expense of $765,907 during the twelve months ended December 31, 2013, respectively.

$520,000 Notes Payable:
As discussed in Note 5, the Company entered into additional unsecured loan agreements with Mr. Brady. Pursuant to these agreements, the Company received short-term loans totaling $520,000 maturing on August 31, 2013. Although the notes did not contain a conversion feature, the Company permitted Mr. Brady to convert the $520,000 principal into shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement. The difference between the carrying amount of the original notes and accrued interest of $523,016 was compared to the $1,082,642 fair value of the 2,092,064 shares of common stock and 2,092,064 warrants received on August 15, 2013 and since the transaction is considered to be with a related party, the difference of $559,626 was treated as a capital transaction and is included in additional paid-in capital as of December 31, 2013. The common stock equivalent value was based on the calculated indexed shares, the fair value of the common stock on the valuation date, and the fair value of the warrants using a binomial lattice model.

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 as discussed in Note 5 above required bifurcation and liability classification as derivative financial instruments because it was not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The value of the compound embedded derivative on December 31, 2012 was $11,817 and its value on the conversion date of February 4, 2013 was $12,461. The Company recorded the value of the compound embedded derivative on the conversion date as a charge to additional paid-in capital. As of February 4, 2013, all convertible notes in which the conversion feature had been bifurcated and recorded at fair value, had been converted in full. The Company recorded an expense of $644 resulting from the change in the fair value of the compound embedded derivatives during the twelve months ended December 31, 2013.